UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Michael G.

Clarke
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800)

345-6611
Date of fiscal year end:
Last Day of

March
Date of reporting period:
September 30, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Multi-Manager Large Cap Growth Strategies Fund
Institutional Class / CLCEX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about Multi-Manager Large Cap Growth Strategies Fund (the Fund) for the period of June 2, 2025 to September 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 25	0.72% (a)
(a)	Annualized.
Key Fund
S
ta
t
is
tics
Fund net assets	$ 5,122,428,513
Total number of portfolio holdings	145
Portfolio turnover for the reporting period	22%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	13.0%
Microsoft Corp.	8.6%
Meta Platforms, Inc., Class A	6.5%
Apple, Inc.	6.3%
Tesla, Inc.	4.5%
Netflix, Inc.	4.2%
Amazon.com, Inc.	4.1%
Oracle Corp.	3.4%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	3.2%
Equity Sector Allocation
Inform
atio
n Technology Sub-industry Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Multi-Manager Large Cap Growth Strategies Fund | Institutional Class

|

SSR327_08_(11/25)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Multi-Manager Large Cap Growth Strategies Fund
Semi-Annual Financial Statements and Additional Information
September 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Multi-Manager Large Cap Growth Strategies Fund | 2025

Portfolio of Investments
September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.1%
Issuer	Shares	Value ($)
Communication Services 16.9%
Entertainment 5.4%
Netflix, Inc.(a)	179,868	215,647,343
Roblox Corp., Class A(a)	106,106	14,697,803
Spotify Technology SA(a)	4,224	2,948,352
Walt Disney Co. (The)	377,361	43,207,834
Total		276,501,332
Interactive Media & Services 11.5%
Alphabet, Inc., Class A	677,204	164,628,292
Alphabet, Inc., Class C	363,819	88,608,118
Meta Platforms, Inc., Class A	450,822	331,074,660
Pinterest, Inc., Class A(a)	173,235	5,572,970
Total		589,884,040
Total Communication Services		866,385,372
Consumer Discretionary 13.5%
Automobiles 4.5%
Tesla, Inc.(a)	521,927	232,111,375
Broadline Retail 4.9%
Alibaba Group Holding Ltd., ADR	86,777	15,509,653
Amazon.com, Inc.(a)	960,014	210,790,274
MercadoLibre, Inc.(a)	5,356	12,516,651
Sea Ltd. ADR(a)	77,016	13,765,070
Total		252,581,648
Diversified Consumer Services 0.4%
Duolingo, Inc.(a)	22,413	7,213,400
Grand Canyon Education, Inc.(a)	49,250	10,811,360
Total		18,024,760
Hotels, Restaurants & Leisure 2.8%
Booking Holdings, Inc.	7,698	41,563,580
Carnival Corp.(a)	512,018	14,802,440
DoorDash, Inc., Class A(a)	86,896	23,634,843
Expedia Group, Inc.	51,739	11,059,211
McDonald’s Corp.	23,223	7,057,238
Royal Caribbean Cruises Ltd.	8,612	2,786,671
Starbucks Corp.	250,402	21,184,009
Viking Holdings Ltd.(a)	9,668	600,963
Common Stocks (continued)
Issuer	Shares	Value ($)
Yum China Holdings, Inc.	93,681	4,020,789
Yum! Brands, Inc.	102,755	15,618,760
Total		142,328,504
Household Durables 0.1%
D.R. Horton, Inc.	39,490	6,692,370
Specialty Retail 0.5%
AutoZone, Inc.(a)	1,096	4,702,103
Carvana Co.(a)	53,350	20,125,754
Total		24,827,857
Textiles, Apparel & Luxury Goods 0.3%
NIKE, Inc., Class B	181,499	12,655,925
On Holding AG, Class A(a)	89,845	3,804,936
Total		16,460,861
Total Consumer Discretionary		693,027,375
Consumer Staples 2.1%
Beverages 1.1%
Coca-Cola Co. (The)	121,880	8,083,082
Monster Beverage Corp.(a)	702,869	47,310,112
Total		55,393,194
Consumer Staples Distribution & Retail 0.6%
Costco Wholesale Corp.	8,173	7,565,174
Walmart, Inc.	247,890	25,547,543
Total		33,112,717
Tobacco 0.4%
Philip Morris International, Inc.	128,202	20,794,365
Total Consumer Staples		109,300,276
Energy 0.2%
Oil, Gas & Consumable Fuels 0.2%
Cheniere Energy, Inc.	16,136	3,791,637
HF Sinclair Corp.	55,519	2,905,865
Phillips 66	19,010	2,585,740
Total		9,283,242
Total Energy		9,283,242
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Large Cap Growth Strategies Fund  | 2025

Portfolio of Investments (continued)
September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 5.7%
Banks 0.6%
Citigroup, Inc.	66,624	6,762,336
NU Holdings Ltd., Class A(a)	1,126,841	18,040,724
Popular, Inc.	20,547	2,609,675
Total		27,412,735
Capital Markets 1.7%
Blackstone, Inc.	32,979	5,634,462
Charles Schwab Corp. (The)	112,184	10,710,206
FactSet Research Systems, Inc.	39,120	11,207,489
Goldman Sachs Group, Inc. (The)	23,701	18,874,291
Intercontinental Exchange, Inc.	20,497	3,453,335
KKR & Co., Inc., Class A	13,650	1,773,818
Robinhood Markets, Inc., Class A(a)	114,385	16,377,644
SEI Investments Co.	222,850	18,908,822
XP, Inc., Class A	91,048	1,710,792
Total		88,650,859
Consumer Finance 0.2%
Ally Financial, Inc.	55,501	2,175,639
SoFi Technologies, Inc.(a)	311,702	8,235,167
Total		10,410,806
Financial Services 3.2%
Berkshire Hathaway, Inc., Class B(a)	10,508	5,282,792
Block, Inc., Class A(a)	188,746	13,640,674
MasterCard, Inc., Class A	78,935	44,899,017
PayPal Holdings, Inc.(a)	171,184	11,479,599
Visa, Inc., Class A	256,255	87,480,332
Total		162,782,414
Total Financials		289,256,814
Health Care 9.2%
Biotechnology 5.3%
AbbVie, Inc.	246,752	57,132,958
Alnylam Pharmaceuticals, Inc.(a)	24,906	11,357,136
Apellis Pharmaceuticals, Inc.(a)	134,123	3,035,204
Exact Sciences Corp.(a)	29,862	1,633,750
Exelixis, Inc.(a)	167,616	6,922,541
Gilead Sciences, Inc.	385,806	42,824,466
Halozyme Therapeutics, Inc.(a)	154,021	11,295,900
Common Stocks (continued)
Issuer	Shares	Value ($)
Incyte Corp.(a)	186,061	15,779,833
Insmed, Inc.(a)	122,154	17,591,398
Natera, Inc.(a)	55,435	8,923,372
Neurocrine Biosciences, Inc.(a)	166,456	23,367,093
Regeneron Pharmaceuticals, Inc.	50,995	28,672,959
Ultragenyx Pharmaceutical, Inc.(a)	27,527	828,012
Vertex Pharmaceuticals, Inc.(a)	107,622	42,149,080
Total		271,513,702
Health Care Equipment & Supplies 1.0%
Abbott Laboratories	84,890	11,370,166
DexCom, Inc.(a)	160,555	10,803,746
IDEXX Laboratories, Inc.(a)	12,454	7,956,736
Intuitive Surgical, Inc.(a)	46,756	20,910,686
Penumbra, Inc.(a)	12,690	3,214,631
Total		54,255,965
Health Care Providers & Services 0.2%
Hims & Hers Health, Inc., Class A(a)	102,578	5,818,224
McKesson Corp.	7,987	6,170,277
Total		11,988,501
Health Care Technology 0.3%
Veeva Systems Inc., Class A(a)	45,912	13,677,644
Life Sciences Tools & Services 0.7%
Illumina, Inc.(a)	110,324	10,477,470
Medpace Holdings, Inc.(a)	10,288	5,289,678
Thermo Fisher Scientific, Inc.	39,075	18,952,157
Total		34,719,305
Pharmaceuticals 1.7%
Eli Lilly & Co.	19,197	14,647,311
Johnson & Johnson	23,935	4,438,028
Merck & Co., Inc.	114,509	9,610,740
Novartis AG, ADR	148,485	19,041,717
Novo Nordisk A/S, ADR	431,868	23,964,355
Roche Holding AG, ADR	337,784	14,143,016
Total		85,845,167
Total Health Care		472,000,284
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Large Cap Growth Strategies Fund  | 2025

Portfolio of Investments (continued)
September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 7.3%
Aerospace & Defense 4.4%
Axon Enterprise, Inc.(a)	1,372	984,602
Boeing Co. (The)(a)	382,472	82,548,932
BWX Technologies, Inc.	6,276	1,157,106
General Electric Co.	224,692	67,591,847
HEICO Corp.	78,113	25,216,439
HEICO Corp., Class A	62,274	15,823,201
Howmet Aerospace, Inc.	105,950	20,790,569
Leonardo DRS, Inc.	5,706	259,052
RTX Corp.	33,792	5,654,415
TransDigm Group, Inc.	3,073	4,050,276
Total		224,076,439
Air Freight & Logistics 0.4%
Expeditors International of Washington, Inc.	148,475	18,201,550
Building Products 0.6%
Armstrong World Industries, Inc.	69,758	13,673,266
Trane Technologies PLC	39,462	16,651,385
Total		30,324,651
Construction & Engineering 0.1%
Quanta Services, Inc.	17,382	7,203,449
Electrical Equipment 0.5%
Eaton Corp. PLC	1,963	734,653
GE Vernova, Inc.	39,845	24,500,690
Total		25,235,343
Ground Transportation 0.6%
Lyft, Inc., Class A(a)	762,705	16,787,137
Uber Technologies, Inc.(a)	126,465	12,389,776
Total		29,176,913
Industrial Conglomerates 0.3%
3M Co.	116,565	18,088,557
Machinery 0.4%
Deere & Co.	45,217	20,675,925
Trading Companies & Distributors 0.0%
FTAI Aviation Ltd.	1,790	298,679
Total Industrials		373,281,506
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 43.7%
Communications Equipment 0.6%
Arista Networks, Inc.(a)	214,394	31,239,350
Electronic Equipment, Instruments & Components 1.0%
Amphenol Corp., Class A	306,153	37,886,434
Celestica, Inc.(a)	19,721	4,858,860
Jabil, Inc.	28,194	6,122,891
Total		48,868,185
IT Services 2.3%
Cloudflare, Inc.(a)	50,216	10,775,852
International Business Machines Corp.	67,969	19,178,133
Shopify, Inc., Class A(a)	486,261	72,263,247
Snowflake, Inc., Class A(a)	59,095	13,328,877
Twilio, Inc., Class A(a)	33,503	3,353,315
Total		118,899,424
Semiconductors & Semiconductor Equipment 17.2%
Advanced Micro Devices, Inc.(a)	78,040	12,626,092
Broadcom, Inc.	494,779	163,232,540
Lam Research Corp.	47,050	6,299,995
NVIDIA Corp.	3,576,436	667,291,429
QUALCOMM, Inc.	119,678	19,909,632
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	34,281	9,574,340
Total		878,934,028
Software 16.2%
AppLovin Corp.(a)	46,042	33,083,019
Autodesk, Inc.(a)	149,738	47,567,270
Crowdstrike Holdings, Inc., Class A(a)	13,992	6,861,397
Fair Isaac Corp.(a)	878	1,313,953
Guidewire Software, Inc.(a)	23,081	5,305,399
Intuit, Inc.	15,776	10,773,588
Microsoft Corp.	846,274	438,327,618
Oracle Corp.	609,945	171,540,932
Palantir Technologies, Inc., Class A(a)	272,792	49,762,717
Palo Alto Networks, Inc.(a)	33,933	6,909,437
Salesforce, Inc.	150,269	35,613,753
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Large Cap Growth Strategies Fund  | 2025

Portfolio of Investments (continued)
September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
ServiceNow, Inc.(a)	11,896	10,947,651
Workday, Inc., Class A(a)	52,172	12,559,366
Total		830,566,100
Technology Hardware, Storage & Peripherals 6.4%
Apple, Inc.	1,267,010	322,618,756
Dell Technologies, Inc.	35,109	4,977,403
Pure Storage, Inc., Class A(a)	26,180	2,194,146
Total		329,790,305
Total Information Technology		2,238,297,392
Materials 0.4%
Metals & Mining 0.4%
Anglogold Ashanti PLC	152,814	10,747,408
Southern Copper Corp.	74,877	9,087,073
Total		19,834,481
Total Materials		19,834,481
Utilities 0.1%
Independent Power and Renewable Electricity Producers 0.1%
Vistra Corp.	23,732	4,649,574
Total Utilities		4,649,574
Total Common Stocks (Cost $4,469,158,501)		5,075,316,316

Exchange-Traded Equity Funds 0.2%
	Shares	Value ($)
U.S. Large Cap 0.2%
Natixis Loomis Sayles Focused Growth ETF(a)	280,358	12,451,287
Total Exchange-Traded Equity Funds (Cost $11,414,196)		12,451,287

Money Market Funds 0.5%

Columbia Short-Term Cash Fund, 4.265%(b),(c)	25,320,524	25,312,928
Total Money Market Funds (Cost $25,312,830)		25,312,928
Total Investments in Securities (Cost: $4,505,885,527)		5,113,080,531
Other Assets & Liabilities, Net		9,347,982
Net Assets		5,122,428,513
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2025.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	—	374,362,454	(349,049,624)	98	25,312,928	(964)	547,678	25,320,524
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Large Cap Growth Strategies Fund  | 2025

Portfolio of Investments (continued)
September 30, 2025 (Unaudited)
Fair value measurements   (continued)
participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	866,385,372	—	—	866,385,372
Consumer Discretionary	693,027,375	—	—	693,027,375
Consumer Staples	109,300,276	—	—	109,300,276
Energy	9,283,242	—	—	9,283,242
Financials	289,256,814	—	—	289,256,814
Health Care	457,857,268	14,143,016	—	472,000,284
Industrials	373,281,506	—	—	373,281,506
Information Technology	2,238,297,392	—	—	2,238,297,392
Materials	19,834,481	—	—	19,834,481
Utilities	4,649,574	—	—	4,649,574
Total Common Stocks	5,061,173,300	14,143,016	—	5,075,316,316
Exchange-Traded Equity Funds	12,451,287	—	—	12,451,287
Money Market Funds	25,312,928	—	—	25,312,928
Total Investments in Securities	5,098,937,515	14,143,016	—	5,113,080,531
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Large Cap Growth Strategies Fund  | 2025

Statement of Assets and Liabilities
September 30, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $4,480,572,697)	$5,087,767,603
Affiliated issuers (cost $25,312,830)	25,312,928
Receivable for:
Investments sold	11,922,904
Capital shares sold	2,096,949
Dividends	729,841
Foreign tax reclaims	12,281
Expense reimbursement due from Investment Manager	3,374
Prepaid expenses	14,451
Other assets	322,491
Total assets	5,128,182,822
Liabilities
Due to custodian	241,634
Payable for:
Investments purchased	2,262,425
Capital shares redeemed	2,741,200
Management services fees	89,728
Transfer agent fees	296,245
Compensation of chief compliance officer	295
Compensation of board members	6,342
Other expenses	114,766
Deferred compensation of board members	1,674
Total liabilities	5,754,309
Net assets applicable to outstanding capital stock	$5,122,428,513
Represented by
Paid in capital	4,525,642,791
Total distributable earnings (loss)	596,785,722
Total - representing net assets applicable to outstanding capital stock	$5,122,428,513
Institutional Class
Net assets	$5,122,428,513
Shares outstanding	370,947,640
Net asset value per share	$13.81
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Large Cap Growth Strategies Fund  | 2025

Statement of Operations
For the period from June 2, 2025 (commencement of operations) through September 30, 2025 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$8,000,366
Dividends — affiliated issuers	547,678
Foreign taxes withheld	(81,337)
Total income	8,466,707
Expenses:
Management services fees	9,640,313
Transfer agent fees
Institutional Class	923,316
Custodian fees	12,448
Printing and postage fees	72,578
Registration fees	383,164
Accounting services fees	20,249
Legal fees	34,823
Interest on interfund lending	82
Compensation of chief compliance officer	295
Compensation of board members	19,923
Deferred compensation of board members	1,674
Other	18,612
Total expenses	11,127,477
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(359,897)
Total net expenses	10,767,580
Net investment income	(2,300,873)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(8,107,445)
Investments — affiliated issuers	(964)
Net realized gain	(8,108,409)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	607,194,906
Investments — affiliated issuers	98
Net change in unrealized appreciation (depreciation)	607,195,004
Net realized and unrealized gain	599,086,595
Net increase in net assets resulting from operations	$596,785,722
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Large Cap Growth Strategies Fund  | 2025

Statement of Changes in Net Assets

Six Months Ended September 30, 2025 (Unaudited)(a)
Operations
Net investment income	$(2,300,873)
Net realized gain	(8,108,409)
Net change in unrealized appreciation (depreciation)	607,195,004
Net increase in net assets resulting from operations	596,785,722
Increase in net assets from capital stock activity	4,525,640,291
Total increase in net assets	5,122,426,013
Net assets at beginning of period	2,500
Net assets at end of period	$5,122,428,513

	Six Months Ended
	September 30, 2025 (Unaudited)(a)
	Shares	Dollars ($)
Capital stock activity
Institutional Class
Shares sold	389,561,983	4,768,887,646
Shares redeemed	(18,614,551)	(243,247,355)
Net increase	370,947,432	4,525,640,291

Total net increase	370,947,432	4,525,640,291

(a)	Based on operations from June 2, 2025 (the Fund’s commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Large Cap Growth Strategies Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Institutional Class	Year Ended September 30, 2025 (Unaudited)(a)
Per share data
Net asset value, beginning of period	$12.00
Income from investment operations:
Net investment loss	(0.01)
Net realized and unrealized gain	1.82
Total from investment operations	1.81
Net asset value, end of period	$13.81
Total return	15.08%
Ratios to average net assets
Total gross expenses(b)	0.73%(c)
Total net expenses(b),(d)	0.72%(c)
Net investment loss	(0.15%)
Supplemental data
Net assets, end of period (in thousands)	$5,122,429
Portfolio turnover	22%

Notes to Financial Highlights
(a)	The Fund commenced operations on June 2, 2025. Per share data and total return reflect activity from that date.
(b)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Large Cap Growth Strategies Fund  | 2025

Notes to Financial Statements
September 30, 2025 (Unaudited)
Note 1. Organization
Multi-Manager Large Cap Growth Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
On June 2, 2025, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), invested $2,500 in Institutional Class shares of the Fund, which represented the initial capital, at $12 per share.
These financial statements cover the period from June 2, 2025 (commencement of operations) through September 30, 2025. All references to the six months ended September 30, 2025 refer to the period from June 2, 2025 through September 30, 2025.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers the share class listed in the Statement of Assets and Liabilities which is not subject to any front-end sales charge or contingent deferred sales charge.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

Multi-Manager Large Cap Growth Strategies Fund  | 2025

Notes to Financial Statements (continued)
September 30, 2025 (Unaudited)
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Multi-Manager Large Cap Growth Strategies Fund  | 2025

Notes to Financial Statements (continued)
September 30, 2025 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.

Multi-Manager Large Cap Growth Strategies Fund  | 2025

Notes to Financial Statements (continued)
September 30, 2025 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended September 30, 2025 was 0.64% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with J.P. Morgan Investment Management Inc., Loomis, Sayles & Company, L.P., and Los Angeles Capital Management LLC, each of which served as a subadviser to the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
Multi-Manager Large Cap Growth Strategies Fund  | 2025

Notes to Financial Statements (continued)
September 30, 2025 (Unaudited)
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the six months ended September 30, 2025, the Fund’s annualized effective transfer agency fee rate as a percentage of average daily net assets was as follows:
Effective rate (%)
Institutional Class	0.06
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through July 31, 2026 (%)
Institutional Class	0.72
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At September 30, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
4,505,886,000	677,568,000	(70,373,000)	607,195,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

Multi-Manager Large Cap Growth Strategies Fund  | 2025

Notes to Financial Statements (continued)
September 30, 2025 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $5,524,890,594 and $1,036,210,452, respectively, for the six months ended September 30, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended September 30, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	200,000	4.90	3
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at September 30, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included
Multi-Manager Large Cap Growth Strategies Fund  | 2025

Notes to Financial Statements (continued)
September 30, 2025 (Unaudited)
in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended September 30, 2025.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s NAV may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At September 30, 2025, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
The Board of Trustees of the Fund approved a custody agreement with State Street Bank and Trust Company (State Street). The transition of custody services to State Street is expected to be completed by December 2026. In addition, the Board approved the engagement by the Investment Manager of State Street as sub-administrator. In such capacity, and subject to the supervision and direction of the Investment Manager, State Street will provide certain sub-administration services to the Fund, including fund accounting and financial reporting services.

Multi-Manager Large Cap Growth Strategies Fund  | 2025

Notes to Financial Statements (continued)
September 30, 2025 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Multi-Manager Large Cap Growth Strategies Fund  | 2025

 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Multi-Manager Large Cap Growth Strategies Fund (the Fund).  Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under the subadvisory agreements (the Subadvisory Agreements) between the Investment Manager and each of J.P. Morgan Investment Management Inc. (JPMIM), Loomis, Sayles & Company, L.P. (Loomis Sayles) and Los Angeles Capital Management LLC (together with JPMIM and Loomis Sayles, the Subadvisers), the Subadvisers provide portfolio management and related services for the Fund.
At its meeting on March 27, 2025 (the March Meeting), the Board of Trustees (the Board) and the independent Board members (the Independent Trustees) of the Fund unanimously approved, for an initial two-year term, the Management Agreement with the Investment Manager with respect to the Fund as well as the Subadvisory Agreements (together with the Management Agreement, the Advisory Agreements) with respect to the Fund. At its meeting on June 26, 2025 (the June Meeting), the Board, in connection with its review of the management agreement for the other Funds, approved the continuation of the Management Agreement with the Investment Manager with respect to the Fund and approved an amendment to the subadvisory agreement between the Investment Manager and JPMIM (the JPMIM Subadvisory Agreement) for the purpose of reducing the fees payable thereunder by the Investment Manager to JPMIM.
The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
As detailed below, the Trustees met to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the Advisory Agreements.  In connection with its deliberations regarding the proposed Advisory Agreements, the Board considered that the Fund would have the same subadvisors as Multi-Manager Growth Strategies Fund (the Existing Fund) and was expected to have a substantially identical investment objective and strategies to those of the Existing Fund. The Board took into account the variety of written materials and oral presentations it received at the March 26, 2025 Contracts Committee meeting in connection with its evaluation of the services proposed to be provided by the Investment Manager for the Fund, which were substantially identical to the services provided to other Funds (particularly, the Existing Fund), and reports from various committees with respect to the quality of services, profitability and fees and expenses, investment performance and risks, as well as all of the information previously considered regarding the proposed renewal of the existing Funds’ advisory agreements (including, for example, the overall effectiveness of the Funds’ compliance program). The Board consulted with Independent Legal Counsel, who advised on various matters with respect to the Board’s considerations, including factors that should be considered in determining whether to approve or renew an investment management agreement, and otherwise assisted the Board in its deliberations.
At the March and June Meetings, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such considerations.
At the June Meeting, the Independent Trustees considered how the amendment to the JPMIM Subadvisory Agreement would reduce the subadvisory fee rates paid to JPMIM by the Investment Manager under the current JPMIM Subadvisory Agreement with respect to the Fund.  The Independent Trustees noted the Investment Manager’s proposed changes to the

Multi-Manager Large Cap Growth Strategies Fund  | 2025

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
Fund’s subadvisory fee schedule, noting that the only change to the fee schedule for the Fund would be including the assets of the Existing Fund for purposes of calculating the subadvisory fee for the Fund if the amendment was approved.  The Independent Trustees noted that the subadvisory fee schedule would be the same for the Fund and the Existing Fund if the amendment was approved.  The Independent Trustees also considered that the Investment Manager had confirmed that there would not be any change to the nature or quality of the subadvisory services provided as a result of entering into the amendment and that the JPMIM Subadvisory Agreement, as amended, was substantially identical to the current subadvisory agreement in place except for the fee change.  The Independent Trustees reviewed the performance of the Existing Fund as well as the level of management fees and total expenses paid by the Existing Fund.  The Independent Trustees noted that no management fees were proposed to change and that the level of services provided by each of the Investment Manager and JPMIM was also not proposed to change. The Independent Trustees also noted that the Board, as part of the 2025 15(c) process, had reviewed the continued reasonableness of the Fund’s management fee, including taking into account the reduced subadvisory fee levels.
The Board considered such information as it, its legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the Advisory Agreements. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Existing Fund relative to the performance of a group of mutual funds determined to be comparable to the Existing Fund by Broadridge;
•
Information on the Fund’s proposed management fees and anticipated total expenses;
•
The Investment Manager’s proposal to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Advisory Agreements;
•
Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;
•
Descriptions of other proposed agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The expected profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all the Independent Trustees, approved each of the Advisory Agreements.
Multi-Manager Large Cap Growth Strategies Fund  | 2025

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
Nature, extent and quality of services provided by the Investment Manager and the Subadvisers
The Board considered its analysis of various reports and presentations it received at prior meetings, detailing the services to be performed by the Investment Manager, as investment manager for the Fund, and each Subadviser, as well each the firm’s history, reputation, expertise, resources and relative capabilities, and the qualifications of its personnel, including each firm’s experience, as applicable, with other Funds (particularly, the Existing Fund).
When considering the continuation of the Management Agreement, the Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager.  Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
The Board also discussed the compliance program of the Investment Manager and each Subadviser, and observed that each program is subject to ongoing review by the Fund’s Chief Compliance Officer and was determined by him to be reasonably designed to prevent violation of the federal securities laws by the Fund. The Board also noted its consideration of the financial condition of the Investment Manager at the June 2024 meeting and observed the firm’s ability to carry out its responsibilities under the Management Agreement.  The Board also considered the information provided by management regarding the personnel, risk controls, philosophy, and investment processes of each firm.
In connection with the Board’s evaluation of the overall package of services to be provided by the Investment Manager to the Fund, the Board considered the oversight of the administrative and transfer agency services to be provided by Columbia Management Investment Services Corp. (CMIS) (which was previously discussed at the June 2024 meeting with respect to its services currently being provided to the existing Funds).  It was observed that management currently oversees the relationship with CMIS, as CMIS also provides administrative and transfer agency services to the existing Funds under agreements substantially identical to the proposed agreements.  The Board noted that CMIS had presented during the June 2024 meeting regarding its services provided.
When considering the continuation of the Management Agreement, the Board considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
The Board also discussed the acceptability of the terms of the Advisory Agreements, including the relatively broad scope of services required to be performed, as well as each of the other proposed agreements and plans for the Fund.  The Board noted that the nature, extent and quality of services to be provided by each firm was not proposed to change as a result of the addition of the Fund.  It was observed that the proposed agreements and plans are substantively identical to the form of other Funds’ agreements and plans discussed at the June 2024 meeting.
The Board considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process.  The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement.  The Board noted the Investment Manager’s representation that each Subadviser has experience subadvising registered mutual funds, including the Existing Fund, which is overseen by the Board.
It was also observed that the portfolio management teams of the Fund would be the same as the portfolio management teams for the Existing Fund.

Multi-Manager Large Cap Growth Strategies Fund  | 2025

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
In addition, when considering the continuation of the Management Agreement, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
Based on these and related factors (including investment performance potential as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services to be provided to the Fund under the Advisory Agreements supported the approval of the Advisory Agreements.
Investment performance
The Board noted that since the Fund had not yet commenced operations, it did not have investment performance to compare to the returns of a group of comparable funds.  The Board observed the historical performance of the Existing Fund, including the performance results of each Subadviser, versus the Fund’s benchmark and versus peers over the 1-, 3-, 5- and 10-year periods ended December 31, 2024, noting that the Fund would have the same principal investment strategies and risks as the Existing Fund, except that the Fund would be non-diversified.  The Board also considered the Investment Manager’s performance and reputation generally.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services to be provided under the Advisory Agreements.  In considering the proposed level of fees under the Management Agreement, the Board accorded particular weight to the notion that a primary objective of the proposed level of fees is to achieve a rational pricing model applied consistently across the various product lines in the fund family, while ensuring that the overall fees for the Fund are generally in line with the “pricing philosophy” currently in effect.  It was observed that the management fee schedule for the Fund was the same as the fee schedule for the Existing Fund and that the net expense ratio of the Fund would decline slightly due an expense cap.  The Board further noted that the proposed subadvisory fees for each Subadviser were to be paid directly by the Investment Manager and thus do not impact the fees paid by the Fund. With respect to each Subadvisory Agreement, it was noted that the effective rate of subadvisory fees paid to each Subadviser would decline.
The Board considered the expected profitability of the Investment Manager in connection with the Fund, noting the slight increase in profitability to be generated from the Fund.  The Board noted that the fees to be paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.
When considering the continuation of the Management Agreement, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the proposed levels of management fees and expenses of the Fund, in light of other considerations, supported the approval of the Advisory Agreements and that the estimated profitability to the Investment Manager and its affiliates from their relationships with the Fund also supported approval of the Advisory Agreements.
Multi-Manager Large Cap Growth Strategies Fund  | 2025

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
Economies of scale
The Board also considered the economies of scale that may be realized by the Investment Manager and its affiliates as the Fund grows and took note of the extent to which shareholders might also benefit from such growth.  The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.  The Board also noted that the breakpoints in the Subadvisory Agreements did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context. The Board considered that it had a reasonable basis on which to evaluate economies of scale to be realized and the extent to which they can be shared with Fund shareholders.
When considering the continuation of the Management Agreement, the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board took into account that management fees decline as Fund assets exceed various breakpoints.
Conclusion
The Board reviewed the above considerations, as applicable, in reaching its decision to approve the Advisory Agreements on March 27, 2025, and the continuation of the Management Agreement and the amendment to the JPMIM Subadvisory Agreement on June 26, 2025.  In reaching its conclusions, no single factor was determinative.
On March 27, 2025, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services proposed to be provided and approved each of the Advisory Agreements.  On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement and the JPMIM Subadvisory Agreement were fair and reasonable and approved the renewal of the Management Agreement and the amendment to the JPMIM Subadvisory Agreement.

Multi-Manager Large Cap Growth Strategies Fund  | 2025

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Multi-Manager Large Cap Growth Strategies Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR327_03_R01_(11/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	November 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	November 21, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Financial Officer, Chief Accounting
Officer and Principal Financial Officer

Date	November 21, 2025